File #2-88860

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	o

	Pre-Effective Amendment No.             			o

	Post-Effective Amendment No.    16   			x

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x

	Amendment No.    19

(Check appropriate box or boxes.)

                                                      THE BERWYN FUND,
INC.
(Exact Name of Registrant as Specified in Charter)

                   1189 LANCASTER AVENUE, BERWYN,
PENNSYLVANIA                19312
                           (Address o
f
Principal Executive Offices)

ZIP CODE
Registrant's Telephone Number, including Area Code(
610) 408-9850

                      KEVIN M. RYAN, 1199 LANCASTER AVENUE, BERWYN, PA
19312
Name and Address of Agent for Service)

Approximate date PROPOSED Public Offering




It is proposed that this filing will become effective (check appropriate box)
	x  immediately upon filing pursuant to paragraph (b)
	o  on (date) pursuant to paragraph (b)
	o  60 days after filing pursuant to paragraph (a)(1)
	o  on (date) pursuant to paragraph (a)(1)
	o  75 days after filing pursuant to paragraph (a)(2)
	o  on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
	o this post effective amendment designates a new effective date for a previously filed post-effective
	      amendment.


Declaration Pursuant to Rule 24f-2. The registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed March 12, 1997.


CROSS REFERENCE SHEET

______________________________________________________________________
_
			Statement of
		Prospectus	Additional	Registration
Section	Page #	Information Page #	Statement Page #
______________________________________________________________________
_
PART A
Item 1.  	Cover Page		3
Item 2.	2		5
Item 3.	3a & 3b		6a & 6b
Item 4.	4 - 6		7 - 9
Item 5.	6, 7 & 13		9, 10  & 16
Item 5a	*		13, 14 & 16
Item 6.	10, 11 & 13		10 - 14
Item 7.	7 - 10		10 & 11
Item 8.	10 - 13		13-15
Item 9.	N/A		N/A

PART B
Item 10.	 	Cover Page	18
Item 11.	 	1	19
Item 12.		N/A	N/A
Item 13.		2 - 44	20 - 22
Item 14.		4 - 7	22 - 25
Item 15.		7	25
Item 16.		4 - 6, 10 - 12	22 & 28 - 30
Item 17.		8	24 - 26
Item 18.		11 - 12	26 - 29
Item 19.		9 - 10	27 - 30
Item 20.		12	30
Item 21.		10	10
Item 22.		10 - 11	29
Item 23.		12	30

PART C
Item 24.			34
Item 25.			35
Item 26.			35
Item 27.			35
Item 28.			35
Item 29.			35
Item 30.			36
Item 31.			36
Item 32.			36

*Information is provided in the Registrant's 1996 Annual Report to Shareholders mailed to the Securities and Exchange Commission on March 11, 1997


THE BERWYN FUND, INC.
Shareholder Services
c/o Rodney Square Management Corp.
P. O. Box 8987
Wilmington, DE  19899

PROSPECTUS
April 29, 1997



Investment Objective

	The Berwyn Fund, Inc. (the "Fund") is a no-load, non-diversified, open-end management investment company. While there is no sales charge for the purchase of shares in the Fund, the Fund does charge a 1% fee on the redemption of shares held for less than one year. If shares are held for one year or longer, there is no fee on redemption.

	The investment objective of the Fund is long-term (i.e., greater than one year) capital appreciation; current income is a secondary consideration. The Fund intends to achieve its objective through investment in common stock and fixed income securities. There can be no assurance that the investment strategy of the Fund will be successful and its objective may not be realized.

Investment Adviser

	The Killen Group, Inc. (the "Adviser") is the investment adviser to the Fund. Robert E. Killen is Chief Executive Officer ("CEO") and sole shareholder of The Killen Group, Inc.

	This Prospectus sets forth concisely the information that an investor should know before investing in the Fund. Investors are advised to read and retain this Prospectus for future reference. The Fund has filed a Statement of Additional Information ("SAI") containing additional information about the Fund with the Securities and Exchange Commission. The SAI is dated April 29, 1997 and is incorporated by reference into this Prospectus. The SAI may be obtained, without charge, by writing to the Fund.

	THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.






TABLE OF CONTENTS



Fee and Expense
Table.................................................................
 ............................................	2

Financial
Highlights............................................................
 ......................................................	3

Calculation of Performance
Data..................................................................
 ............................	4

Investment Objective, Policies and Risk
Factors...............................................................
 ........	4

Management of the
Fund..................................................................
 .......................................	6

Computation of Net Asset
Value.................................................................
 .............................	7

Share
Purchases.............................................................
 ..........................................................	7

Distributor...........................................................
 ....................................................................	9

Exchange of
Shares................................................................
 .................................................	10

Dividends, Capital Gains Distribution and
Taxes.................................................................
 .....	10

Retirement
Plans.................................................................
 ....................................................	11

Redemption of
Shares................................................................
 .............................................	11

General
Information...........................................................
 .....................................................	13

Additional
Information...........................................................
 ..................................................	14














-1-


FEE and EXPENSE TABLE



Shareholder Transaction Expenses

Redemption Fees (as a percentage of
amount redeemed)	 1.00 % 1

Annual Fund Operating Expenses
  (as a percentage of average net assets)

Management Fees	 1.00 %

Other Expenses	 0.21 %

Total Fund Operating Expenses	 1.21 %

______________________________________________________________________
________

1 The Fund charges a fee of 1% of the amount redeemed on redemptions of shares held less than 1 year.


	The purpose of this Table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see "Management of the Fund" in the Prospectus and "Investment Advisory Arrangements" in the Statement of Additional Information.

Example

		1 Year     3 Years
5 Years     10 Years

You would pay the following
expenses on a $1,000 invest-
ment, assuming (1) 5% annual
return and (2) redemption at
the end of each time period:	     12
38              66             147


THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRE-SENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


-2-


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


The following financial highlights for a share outstanding throughout each period, insofar as it relates to each of the five years in the period ended December 31, 1996, have been derived from financial statements audited by Price Waterhouse LLP, independent accountants, whose report on the financial statements containing this information was unqualified. This information should be read in conjunction with the Fund's financial statements and notes thereto, which are incorporated by reference in the Fund's Statement of Additional Information and this Prospectus, and which appear, along with the report of Price Waterhouse LLP, in the Fund's 1996 Annual Report to Shareholders (the "Annual Report"). Additional Information about the Fund's investment performance is contained in the Annual Report which can be obtained from the Fund upon request without charge.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/96	12/31/95	12/31/94	12/31/93	12/31/92

Net Asset Value, Beginning of Period	$19.43	17.55	$17.67	$14.86	$13.47
	--------	--------	--------	--------	--------
Income From Investment Operations
	Net Investment Income (Loss)	(0.02)	0.00	0.02	(0.03)	0.04
	Net Realized and Unrealized Gains
		(Loss) on Securities	2.78	3.34	0.65	3.42	2.70
			--------	--------	--------	--------	--------
	Total from Investment Operations	2.76	3.34	0.67	3.39	2.74
			--------	--------	--------	--------	--------
Less Distributions
	Dividends from Net Investment Income	---	(0.01)	(0.01)	---	(0.04)
	Distributions from Net Realized Gains	(2.50)	(1.45)	(0.78)	(0.58)	(1.31)
			--------	--------	--------	--------	--------
	Total Distributions	(2.50)	(1.46)	(0.79)	(0.58)	(1.35)
			--------	--------	--------	--------	--------

Net Asset Value, End of Period	$19.69	$19.43	$17.55	$17.67	$14.86

	Total Return	14.35%	19.18%	3.90%	22.90%	20.60%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$94,056	$97,234	$63,522	$47,312	$31,334

Ratio of Expenses to Average Net Assets	1.21%	1.23%	1.33%	1.37%	1.38%

Ratio of Net Investment Income (Loss)
	to Average Net Assets	(0.10%)	0.04%	0.11%	(0.18%)	0.28%

Portfolio Turnover Rate	32%	32%	24%	24%	45%

Average Commissions Rate Paid*	$0.0554	----	---	---	---


_______________________________
*Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during year.
-3a-


FINANCIAL HIGHLIGHTS (continued)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/91	12/31/90	12/31/89	12/31/88	12/31/87

Net Asset Value, Beginning of Period	$9.66	13.82	$12.63	$10.84	$12.41
	--------	--------	--------	--------	--------
Income From Investment Operations
	Net Investment Income (Loss)	0.11	0.13	0.09	0.07	0.05
	Net Realized and Unrealized Gains
		(Loss) on Securities	4.08	(3.44)	1.99	2.27	0.39
			--------	--------	--------	--------	--------
	Total from Investment Operations	4.19	(3.31)	2.08	2.34	0.44
			--------	--------	--------	--------	--------
Less Distributions
	Dividends from Net Investment Income	(0.11)	(0.13)	(0.09)	(0.08)	(0.16)
	Distributions from Net Realized Gains	(0.27)	(0.72)	(0.80)	(0.47)	(1.85)
			--------	--------	--------	--------	--------
	Total Distributions	(0.38)	(0.85)	(0.89)	(0.55)	(2.01)
			--------	--------	--------	--------	-------

Net Asset Value, End of Period	$13.47	$9.66	$13.82	$12.63	$10.84

	Total Return	43.70%	(23.90%)	16.50%	21.60%	2.90%

Ratios/Supplemental Data
Net Assets, End of Period (000)	$18,667	$11,.627	$14,078	$11,367	$8,741

Ratio of Expenses to Average Net Assets	1.38%	1.46%	1.42%	1.45%	1.52%

Ratio of Net Investment Income (Loss)
	to Average Net Assets	0.91%	1.11%	0.70%	0.60%	0.50%

Portfolio Turnover Rate	33%	24%	25%	20%	43%

Average Commissions Rate Paid	---	---	---	---	---










-3b-


CALCULATION OF PERFORMANCE DATA

	From time to time the Fund may advertise its annual total return. The total return of the Fund reflects the change in share price and the reinvestment of dividends and capital gains. Total return is based on historical performance and is not intended to indicate future performance. The Fund calculates total return for a period by determining the redeemable value of a $1,000 investment made at the beginning of the period, with dividends and capital gains reinvested on the reinvestment date, on the last day of the period and dividing that value by $1,000. There is further information regarding the Fund's performance in its Annual Report. Any investor may obtain a copy of the Annual Report without charge by writing to the Shareholder Services Agent of the Fund or by calling (800) 992-6757.


INVESTMENT OBJECTIVE, POLICIES, AND RISK FACTORS

	The investment objective of the Fund is to seek long-term (i.e., greater than one year) capital appreciation; current income is a secondary consideration. The Fund is a no-load, non-diversified, open-end management investment company. Since the Fund is non-diversified, there are no restrictions concerning the diversification of the Fund's investments under the Investment Company Act of 1940, as amended (the "1940 Act") and there may be greater risk in an investment in the Fund than in a diversified investment company.
Being non-diversified means that the Fund may invest a greater portion of its net assets in the shares of a single issuer than a diversified fund. Changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the share value of the Fund than in a diversified fund.

	Even though the Fund is non-diversified under the 1940 Act, the Fund has placed restrictions on its investment policy for purposes of diversification. Two particularly significant restrictions are: (1) with respect to 50% of the value of its total assets, the Fund will not, at the time of purchase, invest more than 5% of the value of its total assets, at market value, in the securities of any one issuer, except the securities of the U.S. government, and (2) with respect to the other 50% of the market value of its total assets, the Fund will not invest at the time of purchase more than 15% of the market value of its total assets in any single issuer. With these two restrictions, hypothetically, the Fund could hold a portfolio with investments in as few as 14 issuers. The Fund does not anticipate having a portfolio with as few as 14 issuers. The investment policy of the Adviser has been to use two basic guidelines in the management of investment portfolios: (1) the initial investment in any single issuer must comprise less than 5% of the total value of the assets in a portfolio and (2) the initial investment in any one industry must comprise less than 20% of the total value of the assets in a portfolio. (The maximum that the Fund will invest in any industry will be 25% of the value of its total assets). Under normal market conditions, the Fund follows the 5% and 20% guidelines of the Adviser. The Fund will always adhere to this 25% rule.

	The Fund invests in what it believes to be undervalued common stock and fixed income securities that offer a potential for long-term capital appreciation. This approach can often result in selecting securities which are not being recommended by other investment advisers and/or brokerage firms. In addition, this approach can often result in the selection of securities of lesser known companies. The Fund, however, only invests in corporations that have been in business for at least five years and have a minimum of $10,000,000 in assets. Also, the Fund only invests in securities listed on national exchanges and on the over-the-counter market. The Fund will not invest more than 10% of its net assets in illiquid
securities.   Under normal market conditions, the Fund invests at
least 80% of the value of its net assets in common stocks. The Fund selects common stock investments from three broad areas: (1) companies selling substantially below their book value; (2) companies selling at a low valuation to their present earnings level; and (3) companies judged by the Adviser, to have above-average growth prospects over the next three-to-five year period and to be selling, in the opinion of the Adviser, at small premiums to their book value, or at modest valuations to their present earnings level. The Fund may invest in real estate investment trusts.

	The value of the common stocks in which the Fund invests can be expected to fluctuate daily. A change in the value of the majority of common stocks in which the Fund invests would normally affect the value of the net assets of the Fund and the value of an investment in the Fund. If the value of the majority of common stocks held by the Fund increases in value, then the net assets of the Fund and an investment in the Fund would normally increase in value. If there were a decline in the value of a majority of the common stocks of the Fund, then the net assets of the Fund and an investment in the Fund would normally decline in value.

	The Adviser believes that its (i) strategy of investing in undervalued common stock offers the potential for long-term capital appreciation above that of the leading stock market indices (i.e., Dow Jones Industrial Average, Standard & Poor 500 Index, Russell 2000 and the Value Line Composite), and (ii) that use of the guidelines of the Adviser for portfolio management together with the investment restrictions previously described will lessen the risks in this investment approach.

	The investment objective of the Fund, to seek long term capital appreciation with current income as a secondary consideration, is a fundamental policy of the Fund. Also, the policy of the Fund to invest the majority of its net assets in common stocks that the Adviser deems to be undervalued is a fundamental policy of the Fund. Fundamental policies are those policies which cannot be changed without the approval of a majority of the outstanding voting securities of the Fund. Investment policies, other than the fundamental policies, may be changed with the approval of a majority of the Board of Directors.

	While the portfolio of the Fund emphasizes investment in common stock, the Fund may invest up to 20% of the value of its net assets in fixed income securities (corporate bonds and preferred stocks.) The Fund invests in fixed income securities when the Adviser believes prevailing interest rates offer long-term capital appreciation. The fixed income securities selected may include securities with any of the ratings listed by Standard & Poor's Rating ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's"), including securities with a Standard & Poor's D rating and a Moody's C rating and in unrated securities that are determined by the Adviser to be of equivalent quality. (See
Appendices A and B in the Statement of Additional Information for Standard & Poor's and Moody's definitions of Bond Ratings.) Fixed income corporate debt securities that have a BBB or Baa rating have speculative characteristics and are riskier investments than debt securities rated A (Standard & Poor's or Moody's rating) and higher. Fixed income securities that have credit ratings lower than BBB (Standard & Poor's rating) or a Baa (Moody's rating) are commonly referred to "junk bonds". These lower rated securities are speculative investments and investment in them is riskier than an investment in a fixed income security with a rating of BBB or Baa or higher. The ability of the issuer of a lower rated security to pay income or repay principal in accordance with the terms of the obligation may be impacted more severely by adverse economic conditions or a business downturn than the ability of an issuer of higher rated securities. Unrated securities may or may not be considered more creditworthy than lower rated securities. It is the decision of the issuer to seek to have a security rated.

	In investing in lower rated and unrated fixed income securities, the Adviser will examine the financial statements of an issuer and determine its creditworthiness. The Fund only invests in fixed income securities that are listed on national exchanges or the over-the-counter market. The Fund will not invest more than 10% of the value of its portfolio in unrated fixed income securities.

	Although the Fund will normally invest in common stocks and fixed income securities the Fund may at times, for temporary defensive purposes, invest all or a portion of its assets in savings accounts and certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper with the highest investment grade rating (i. e., A-1, P-1, as defined by Standard & Poor's and Moody's Commercial Paper Ratings, respectively), repurchase agreements, U. S. treasury bills, treasury notes and treasury bonds, or cash. Treasury bills, treasury notes and treasury bonds are issued by the United States Treasury Department and backed by the "full faith and credit" of the U.S. Government. When the Fund invests in such securities, however, the U.S. Government will be not required to provide financial support to the Fund. Also, the Fund will not invest more than 5% of its total assets in repurchase agreements.

	The Fund does not intend to engage in short term trading. In 1996, the Fund had a portfolio turnover rate of 32% and anticipates it will have a portfolio turnover rate of less than 100% in 1997.

MANAGEMENT OF THE FUND

	The Fund is a corporation formed under the laws of the Commonwealth of Pennsylvania on February 18, 1983. The business of the Fund is managed under the direction of the Board of Directors (the "Board"). The Board is elected annually by the shareholders and sets broad policies for the Fund. The daily operations of the Fund are administered by employees of the Adviser under the supervision of the Board.

	The Killen Group, Inc. (the "Adviser") is the investment adviser to the Fund. The Adviser is a Pennsylvania corporation that was formed in September 1982. Its address is 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312. Robert E. Killen is Chairman, CEO and sole shareholder of the Adviser.

	Mr. Killen is also the President and Chairman of the Board of the Fund. He is the person primarily responsible for the day-to-day management of the Fund's portfolio. He has been managing the Fund's portfolio since May 4, 1984, the date the Fund's public offering began. Mr. Killen has over twenty-five years experience as an investment adviser. In 1969, Mr. Killen cofounded Compu-Val Management Associates, an investment advisory firm and was a 50% partner until February 1983. At that time, The Killen Group, Inc., replaced Mr. Killen as the 50% partner. The partnership of Compu-Val Management Associates was dissolved on December 31, 1983 and The Killen Group, Inc. continued its advisory business as a separate entity. As of December 31, 1996, The Killen Group, Inc. was managing 383 individual investment portfolios worth approximately $484 million.

	In addition, the Adviser also manages the Berwyn Income Fund, Inc. (the "Berwyn Income Fund"). The Berwyn Income Fund is an open-end management investment company that seeks current income for its shareholders by investing in fixed income securities. The Killen Group, Inc. has been the investment adviser to the Berwyn Income Fund since it became public in September, 1987. On December 31, 1996, the Berwyn Income Fund had net assets of over $137 million.

	Under the contract between the Fund and the Adviser, the Adviser provides the Fund with investment management services. These services include advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the Fund's resources. In addition, employees of the Adviser manage the daily operations of the Fund under the supervision of the Board.

	As compensation for its services, the Adviser receives monthly compensation at the annual rate of 1% of the average daily net assets of the Fund. This fee is higher than that of most mutual funds. In 1996, the Fund paid the Adviser $976,110 for its services. This amount was 1.00% of the average daily net assets of the Fund for the year. Total expenses for the Fund in 1996 were 1.21% of the average daily net assets of the Fund.

	Subject to policies established by Board, the Adviser is responsible for the Fund's portfolio decisions. When buying and selling securities, the Fund may pay commissions to brokers who are affiliated with the Adviser or the Fund. The Adviser also gives consideration to brokers who have assisted in the distribution of the Fund's shares.

COMPUTATION OF NET ASSET VALUE

	The net asset value per share of the Fund is determined by dividing the total value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. Net asset value per share is determined daily, Monday through Friday, at the close of regular trading on the New York Stock Exchange (the "Exchange") (4:00 p.m. Eastern Time) and is effective as of the time of computation. (The Exchange is closed on, and net asset value is not calculated on, New Year's Day, President's Day, Good Friday, Memorial Day (day observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when any of these holidays falls on a Saturday or Sunday, respectively.) For the purpose of making this determination, securities listed on national securities exchanges are valued at their last sales price on the exchange where primarily traded. In the event there are no sales, the security is valued at the last current bid price. An unlisted security, for which over-the-counter market quotations are readily available, is valued on the basis of the last current bid price. When over-the-counter bids are not readily available, an unlisted security is valued at its fair value as determined in good faith by, or under the supervision of, the Board. All other assets are valued at fair value as determined in good faith by the Board.

SHARE PURCHASES

	The Fund's shares are offered for sale on a continuous basis except that the Fund will not accept new shareholder accounts whenever its net assets are over $100,000,000.. There is no sales load. The offering price of shares of the Fund is the net asset value per share next determined after receipt by the Transfer Agent of the order for purchase of shares. The value of the shares can be expected to fluctuate daily.

	Orders for shares of the Fund received prior to the close of the Exchange (normal closing time is 4:00 p.m., eastern time) on any day the Exchange is open will be the net asset value effective at the close of the Exchange on such a day. Orders received after the close of the Exchange will be valued at the net asset value computed on the next business day (i.e., the next day the Exchange is open).

	The minimum initial investment is $10,000 per investor. This investment may be divided by a single investor among different investment accounts in the Fund or between accounts in the Fund and the Berwyn Income Fund that total $10,000 in the aggregate.
Subsequent investments must be at least $250. For Individual Retirement Accounts ( each an "IRA"), the minimum initial investment is $1,000. The minimum initial investment for a spousal IRA is $250. Subsequent investments in IRA accounts must be at least $250. There are no minimum investment requirements for an investment by a retirement plan (other than IRAs) or a custodial account established for the benefit of a minor. Initial investments must consist of a New Account Application and payment of the initial investment.
Investments are deemed effective when they are received at the office of the Fund's Transfer Agent, Rodney Square Management Corp., P. O. Box 8987, Wilmington DE 19899.

	The Fund has an Automatic Investment Plan under which an investor may have money transferred from the investor's checking account to the investor's account in the Fund. If you wish to use this plan, please contact the Fund for further information and an application.

	An investor may also exchange common stock for shares of the Fund. The stock offered by the investor, however, has to be acceptable to the Fund and the Fund reserves the right to reject any stock that does not meet its criteria.

	To be acceptable to the Fund, the stock offered by the investor for both initial and subsequent investments must have a fair market value, determined as set forth below, of at least $20,000. (An investor would be permitted to invest a combination of cash and stock totaling $20,000.) The stock must meet the investment standards and criteria listed in the Fund's Prospectus and Statement of Additional Information ("SAI") and, the stock will not be accepted if the Fund would violate any of its investment restrictions by having the stock in its portfolio. (See "Investment Objective, Policies and Risk Factors" in the Prospectus and Investment Policies and Risk Factors and "Investment Restrictions" in the SAI.)

	The Adviser will determine the acceptability and the fair market value of the stock. An investor wishing to exchange stock for Fund shares should write to the Adviser stating his intention to make an exchange and giving the names and amounts of shares being offered. Within three business days of receipt of the letter, the Adviser will mail a notice to the investor accepting or rejecting the stocks being offered.

	If the stock is acceptable to the Fund, the Adviser will also inform the investor in the notification of the preliminary value the Adviser has determined for each stock being offered and the date upon which the valuation was made. This amount may be different from the value obtained on the valuation date described below.

	The investor will have fourteen calendar days from receipt of the Adviser's notification to deliver to the Fund stock certificates for each security offered endorsed to The Berwyn Fund, Inc.

	Upon receipt of the securities, the Fund will determine the value of the securities on the valuation date which will be the date on which the net asset value shares of the Fund are next determined after receipt of such securities.. The amount of the investment will be the value of the securities as determined by the Fund. The value of each security offered by the investor will be determined on the valuation date as of the close of trading of the Exchange and the method of valuation will be the same as the one used to value the Fund's portfolio securities. If a security being exchanged pays interest, the amount of interest due will be determined on the valuation date and the Fund will issue shares equal to the amount of accrued interest. (See "Computation of Net Asset Value".) Dividends due on any security will be paid to the person who is listed as owner on the record date. For such an exchange, the net asset value of the shares of the Fund and the date upon which the investment is effective are determined in the same manner as for cash transactions.


	There may be Federal income tax consequences for an investor exchanging stock for Fund shares, and an investor should consult a qualified tax expert before entering into any exchange.

	In addition to purchasing and redeeming shares through the Fund, investors may make telephone purchases and redemptions through broker-dealers, who may charge a fee.

DISTRIBUTOR

	Berwyn Financial Services Corp. ("Berwyn Financial"), located at 1199 Lancaster Avenue, Berwyn, Pennsylvania 19312, serves as the non-exclusive distributor of the Fund's shares pursuant to a selling agreement between Berwyn Financial and the Fund. Under the terms of the agreement, Berwyn Financial is a selling agent for the Fund in certain jurisdictions in order to facilitate the registration of shares of the Fund under state securities laws and assists in the sale of shares. Berwyn Financial does not charge a fee for the services provided under the selling agreement with the Fund. The Fund shall continue to bear the expenses of all filing or notification fees incurred in connection with the registration of shares under state securities laws. Berwyn Financial is affiliated with the Fund and its Adviser. Robert E. Killen who is an Officer and Director of the Fund and its Adviser is also a Director of Berwyn Financial. Kevin M. Ryan who is an Officer and Director of the Fund is also an Officer and Director of Berwyn Financial.

EXCHANGE OF SHARES

	Shares of the Fund may be exchanged for shares of Berwyn Income Fund, a no-load mutual fund that is managed by the Adviser. Shares may also be exchanged for shares in the Rodney Square Fund or the Rodney Square Tax-Exempt Fund (each of such Funds, a "Rodney Square Fund"). The Rodney Square Funds are money market funds managed by Rodney Square Management Corporation and distributed by Rodney Square Distributors, Inc. Exchanges will be made on the basis of the net asset value per share of the Funds involved next determined after an exchange has been requested. The minimum initial investment of Berwyn Income Fund is $10,000 ($1,000 for IRAs and no minimum initial investment for pension plans or custodial accounts for minors). The minimum initial investment for each of the Rodney Square Funds is $1,000. A shareholder may make an exchange by telephone or written request. Telephone requests for an exchange may be made by calling the Fund's Transfer Agent at (800) 992-6757 on any business day between 9:00 a.m. and 4:00 p.m. Written requests should be sent to the address on the cover of this Prospectus.

	Subject to the foregoing minimum investment amounts, any shareholder will be permitted to exchange shares among the above mutual funds ("Eligible Funds"). When making a telephone exchange, the shareholder must know the account number of the account from which shares are exchanged and the social security or tax identification number under which the account is registered. Shares will be exchanged only into an account that has the same shareholder(s) of record and the same social security or tax identification number.

	A shareholder in the Fund will be permitted to exchange the shares in his or her account for shares in one of the other Eligible Funds only four times in any twelve-month period. A shareholder in a Rodney Square Fund may exchange shares of the Rodney Square Fund for shares of the Fund as often as the shareholder wishes.

	Before making an exchange, a shareholder should obtain and review a current prospectus of the fund into which shares of the Fund will be exchanged. Prospectuses for Berwyn Income Fund, Inc., Rodney Square Fund or Rodney Square Tax Exempt Fund may be obtained by writing to the Shareholder Services Agent of the Fund or calling (800) 992-6757.

	The exchange privilege is available only to investors residing in states where the Eligible Funds have filed a notice for sale.

	The Fund, Berwyn Income Fund, Rodney Square Fund and Rodney Square Tax Exempt Fund reserve the right to amend or change the exchange privilege upon 60 days' notice to shareholders.

		DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

	It is the policy of the Fund to distribute annually all of its net investment income and any net realized capital gains. Unless shareholders request otherwise by notifying the Fund's transfer agent, dividends and capital gains distributions will be automatically reinvested in shares of the Fund at net asset value; such reinvestments will be made at the next net asset value per share determined after the record date.

	At the election of any shareholder, dividends or capital gains distributions, or both, will be distributed in cash. This election by the shareholder is made at the time of the initial purchase of shares by indicating on the account application whether distribution or reinvestment is desired.

	The election of the shareholder to receive or reinvest dividends and/or capital gain distributions may be changed at any time after the initial account application is received. To change the initial election, the shareholder must send the Fund a letter by certified mail, return-receipt requested, signed exactly as the shareholder's signature appears on the transfer agent's register, stating the change desired.


	The Fund qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, in the past year and intends to continue to so qualify by complying with the provisions of this Subchapter in the future.

	Subchapter M provides that an investment company which qualifies will be relieved from Federal income tax on the income the company distributes. Generally, shareholders of the investment company pay Federal income tax on dividends and capital gains distributions. Shareholders are responsible for the tax whether the dividend or capital gains distribution is received in cash or in additional shares of the Fund. Shareholders who are not subject to income tax will not be required to pay tax on the amount distributed. The Fund will notify shareholders what portion of the distribution is from net investment income or capital gains.

	A dividend shortly after a purchase of Fund shares is taxable to the shareholder even though it appears to be a return of capital.

	Redemptions and exchanges of Fund shares are treated as sales of Fund shares. Consequently, redemptions and exchanges are generally subject to capital gains tax.

	In addition to Federal income tax, Fund distributions and capital gains or loses from the sale, redemption or exchange of Fund shares may also be subject to state and local taxes.

	The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders that do not provide their correct taxpayer identification number, certify that it is correct, and certify that they are not subject to backup withholding.

RETIREMENT PLANS

	The Fund sponsors IRAs. Individuals interested in having an IRA with the Fund may obtain an IRA information booklet and application forms by writing to the Shareholder Services Agent of the Fund or calling (800) 992-6757.

	The Fund also sponsors a Prototype Defined Contribution Plan under which self-employed individuals, partnerships and their employees and corporations may establish profit-sharing and money purchase retirement plans. Additional details concerning these retirement plans are available from the Fund.

REDEMPTION OF SHARES

	The Fund will redeem any portion of or all shares in an account upon receipt of a written request from the shareholder by the Transfer Agent. The Fund will also redeem shares worth up to $5,000 in value in an account upon a telephone request from a "qualified" shareholder. (To qualify for telephone redemption, a shareholder must check the box on the new account application.) The redemption price will be the net asset value per share next determined after receipt of a notice of redemption. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.

	A shareholder who wishes to submit a written redemption request should mail it to The Berwyn Fund, c/o Rodney Square Management Corp., P.O. Box 8987, Wilmington, DE 19899. The letter should list the shareholder's account number and amount of money or number of shares being redeemed. The letter should be signed by the person(s) in whose name(s) the shares are registered.

	A shareholder who qualifies for telephone redemption may redeem up to $5,000 from an account by telephoning the Transfer Agent at
(800) 992-6757 on any business day between the hours of 9:00 a.m. and 4:00 p.m.

	A shareholder requesting a redemption by telephone must give the account number for the account and the social security number or tax identification number under which the account is registered. Checks will be issued only in the name listed on the account and will be mailed only to the address listed.

	Neither the Fund nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will ensure that reasonable procedures are used to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification). Instructions received by telephone are generally tape recorded and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

	Payment will generally be mailed within seven days of receipt of a notice of redemption.

	The Fund also has a Systematic Withdrawal Plan ("SWP") under which an investor may have money automatically withdrawn from his or her account on a regular basis. Investors who wish to establish a SWP should complete the section in the new account application for systematic withdrawal.

	The Fund reserves the right to redeem the Fund shares of, and send the redemption proceeds to, any shareholder whose total shares in [an][all] account[s] fall below $1,000 in net asset value by reason of redemption. Upon receiving written notice from the Fund, a shareholder must increase the shareholder's account net asset value to $1,000 or above within 60 days to prevent liquidation.

	When permitted by the Securities and Exchange Commission ("SEC"), the Fund may suspend the right of redemption and postponement of payment for more than seven days during any period when the Exchange is closed, other than customary weekend and holiday closing; when trading on such Exchange is restricted, as determined by the SEC, during any period when an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or valuation of net assets by the Fund not reasonably practicable; or when the SEC may permit for the protection of shareholders of the Fund.

	In order to emphasize the long-term objective of the Fund, a redemption fee of 1% of the net asset value of the shares being redeemed will be charged to shareholders redeeming shares held for less than one year. This fee only applies to the shares being redeemed. The redemption fee will be subtracted from the payment to the shareholder. The redemption fee is paid to the Fund and included in its net assets for the benefit of the remaining shareholders. It is intended that this provision will protect the remaining shareholders by discouraging short-term oriented investors from using the Fund as a trading vehicle.

GENERAL INFORMATION

The Fund

	Since May 4, 1984 the Fund has been offering its shares for sale to the public. It has authorized capital of 20,000,000 shares of common stock of $1 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and nonassessable.

	Fund shares do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for election of Directors may elect 100% of the Directors if they choose to do so and, in such event, the holders of the remaining shares so voting will not be able to elect any Directors.

Transfer Agent and Dividend Paying Agent

	Rodney Square Management Corporation, P.O. Box 8987,
Wilmington, DE 19899 is the Transfer Agent and Dividend Paying Agent.

Shareholder Inquiries

	Shareholder inquiries may be made by writing to the Transfer Agent or calling the Transfer Agent at (800) 992-6757 between the hours at 9:00 a.m. and 4:00 p.m.

Share Certificates

	Share certificates will be issued only upon written request.

Reports

	The Fund will issue annual and semi-annual reports to shareholders and may issue quarterly reports. In these reports, management of the Fund will discuss the Fund's performance and may included comparisons of the Fund's performance with that of stock market indices such as the Dow Jones Industrial Average, the S & P 500 Index and the Russell 2000 Index.

	The annual report will contain audited financial statements and the semi-annual report will have unaudited financial statements.

ADDITIONAL INFORMATION

	This Prospectus omits certain information contained in the registration statement filed with the SEC. The registration statement consists of three parts: the Prospectus, the SAI and a third section containing exhibits and other information. A copy of the SAI is available from the

Fund free of charge. The third part of the registration statement may be obtained from the SEC upon request paying the charges prescribed.

	No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information, and information or representations not herein contained, if given or made, must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer or solicitation in any jurisdiction in which such offering may not lawfully be made.





































-15


PART B


THE BERWYN FUND, INC.
Shareholders Services
c/o Rodney Square Management Corp.
P. O. Box 8987
Wilmington, DE  19899



STATEMENT OF ADDITIONAL INFORMATION

April 29, 1997




	This Statement of Additional Information ("SAI") is not a Prospectus. It is a document that relates to the Prospectus of The Berwyn Fund, Inc. (the "Fund") dated April 29, 1997 and contains additional information regarding the Fund. This SAI should be read in conjunction with the Prospectus. A Prospectus may be obtained by writing to the Fund at the above address.


























TABLE OF CONTENTS



Investment Policies and Risk
Factors...............................................................
 ......................	2

Investment
Restrictions..........................................................
 ................................................	3

Investment Advisory
Arrangements..........................................................
 ..............................	4

Expense
Limitation............................................................
 ....................................................	5

Directors and
Officers..............................................................
 ..............................................	6

Ownership of the
Fund..................................................................
 .........................................	7

Portfolio Transactions and Brokerage
Commissions...........................................................
 ....	7

Computation of Net Asset
Value.................................................................
 ...........................	9

Share
Purchases.............................................................
 ........................................................	9

Distributor...........................................................
 ..................................................................	9

Redemption of
Shares................................................................
 ............................................	9

Calculation of Performance
Data..................................................................
 ..........................	10

General
Information...........................................................
 ....................................................	11

Financial
Statements............................................................
 ...................................................	12

INVESTMENT POLICIES AND RISK FACTORS

(See also "Investment Objective, Policies and Risk Factors" in the
Prospectus.)

	The Fund is a no-load, non-diversified, open-end management investment company that seeks long-term capital appreciation by investing in common stocks and fixed income securities. Income is a secondary consideration.

	Under normal market conditions, the Fund invests at least 80% of the value of its net asset value in common stocks. The Fund invests in common stocks that The Killen Group, Inc. (the "Adviser") considers to be selling at undervalued prices. These stocks are ones selling substantially below their book value or at a low valuation to present earnings or are stocks of companies, judged by the Adviser, to have above average growth prospects and to be selling at a small premium to book value or at modest valuation to present earnings level.

	The investment approach of the Fund may be deemed "contrarian" in that it may lead the Fund to select stocks not recommended by other investment advisers or brokerage firms.

	While the portfolio of the Fund emphasizes common stocks, the Fund may also invest up to 20% of the value of its net assets in fixed income securities. The fixed income securities that the Fund invests in are corporate bonds and preferred stocks. The Fund selects fixed income securities that have a potential for capital appreciation.

	There are no restrictions on the Adviser as to the investment rating a fixed income corporate debt security must have in order to be purchased. The Fund may purchase fixed income corporate debt securities in any investment grade rating listed by Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service. Inc. ("Moody's). (See Appendices A and B for Standard & Poor's and Moody's definitions of Bond ratings.) This means that the Fund may invest up to 20% of the value of its net assets in high yield high risk corporate debt securities that are commonly referred to as "junk bonds". These are corporate debt securities that are rated lower than BBB by Standard & Poor's Corporation and Baa by Moody's Investors Service. These securities have a low rating due to the fact that the issuers of the securities are not considered as creditworthy as the issuers of investment grade bonds. There is the risk that the issuer of a lower rated security may default in the payment of interest and principal. On whole, these lower rated securities are considered speculative investments.

	As of December 31, 1996, 0.74% of the Fund's net assets were invested in lower rated corporate debt securities.

	The Fund will normally invest in common stocks and fixed income securities, but it may at times, for temporary defensive purposes, invest all or a portion of its assets in savings accounts and certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper with the highest investment grade rating (i.e., A-l, P-1, as defined in Standard

& Poor's and Moody's Commercial Paper Ratings, respectively), repurchase agreements, and U.S. treasury bills, treasury notes and treasury bonds, or cash.

	When the Fund invests in securities issued by the U. S.
Government, the Government is not required to provide financial support to the Fund.

	The Fund may invest in real estate investment trusts ("REITs"). These are companies that invest their capital in real estate, long and short term mortgages and construction loans. These companies normally do not pay Federal income tax but distribute their income to their shareholders who become liable for the tax. The Fund invests in REITs that generate income and have a potential for capital appreciation. There are risks in investing in REITs. The property owned by a REIT could decrease in value and the mortgages and loans held by a REIT could become worthless. The Adviser however monitors the investment environment and the Fund's investments as means of lessening risks.
As of December 31, 1996, none of the Fund's net assets were invested in REITs.

	As to repurchase agreements, these are defined as agreements wherein a seller of securities agrees with the Fund at the time of sale to repurchase the security from the Fund at a mutually agreed upon time and price. The Fund intends to enter into repurchase agreements only with established banking institutions that deal in treasury bills and notes. The Fund intends to invest mostly in overnight repurchase agreements. The Fund will only invest up to 5% of its net assets in repurchase agreements. In the event of bankruptcy of the seller of a repurchase agreement or the failure of a seller to repurchase the underlying security as agreed upon, the Fund could experience losses that include: a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; a possible loss of all or part of the income; and the Fund will incur additional expenses enforcing its rights. As of December 31, 1996, the Fund had 0.10% of its assets invested in repurchase agreements.

INVESTMENT RESTRICTIONS

	In addition to the two restrictions listed in the discussion of "Investment Objectives, Policies and Risk Factors" in the Prospectus, the Fund will not:

(1) purchase more than 10% of the outstanding voting securities of a single issuer;

(2) invest more than 25% of the value of its total assets in any one industry;

(3) lend money, provided that for purposes of this restriction, the acquisition of publicly distributed corporate bonds, and investment in U.S. government obligations, short-term commercial paper, certificates of deposit and repurchase agreements shall not be deemed to be making of a loan;

(4) buy or sell real estate, real estate mortgage loans, commodities, commodity futures contracts, puts, calls and straddles;

(5) underwrite securities of other issuers, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in connection with the purchase and sale of portfolio securities in accordance with its objectives and policies;

(6)  make short sales or purchase securities on margin;

(7) borrow money, except that the Fund may borrow up to 5% of the value of its total assets at the time of such borrowing from banks for temporary or emergency purposes (the proceeds of such loans will not be used for investment or to purchase securities, but will be used to pay expenses);

(8) invest for the purposes of exercising control or management;

(9) invest in restricted securities (securities that must be registered under the 1933 Act before they may be offered and sold to the public);

(10)  participate in a joint investment account; and

(11)  issue senior securities.

	These investment restrictions may not be changed without approval by vote of a majority of the Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act") such approval requires the affirmative vote at a meeting of shareholders of the lesser of (a) more than 50% of the Fund's outstanding shares, or (b) at least 67% of shares present or represented at the meeting, provided that the holders of more than 50% of the Fund's outstanding shares are present in person or represented by proxy.

	The Fund has also adopted certain investment restrictions that are not fundamental. These restrictions are that (i) the Fund will not invest in real estate limited partnerships or in oil, gas or other mineral leases, and (ii) the Fund's investments in warrants will not exceed 5% of the Fund's net assets. Restrictions that are not fundamental may be changed by a vote of the majority of the Board of Directors. But if any of these non fundamental restrictions are changed, the Fund will give shareholders at least 60 days' written notice.

INVESTMENT ADVISORY ARRANGEMENTS

	(See also "Management of the Fund" in the Prospectus)

	The Killen Group, Inc. is the investment adviser (the
"Adviser") to the Fund. Robert E. Killen is Chairman, Chief Executive Officer ("CEO") and sole shareholder of the Adviser.

Edward A. Killen II is Vice President and Secretary of the Adviser. Both Robert E. Killen II and Edward A. Killen are Directors of the Adviser and Robert E. Killen is a Director of the Fund. In addition, Robert E. Killen is President of the Fund. He is the person primarily responsible for the day-to-day management of the Fund's portfolio. He has been managing the portfolio since May 4, 1984.

	The Adviser provides the Fund with investment management services. Under the Contract between the Fund and the Adviser (the "Contract"), the Adviser provides the Fund with advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the Fund's resources. The Adviser also provides the Fund with office space and with personnel to administer the daily operations of the Fund. These individuals prepare and maintain the accounts, books and records of the Fund, calculate the net asset value per share daily on the days it is calculated, prepare and file all the documents required of the Fund under Federal and state laws and prepare all shareholder reports. In addition, the Adviser pays all expenses associated with the promotion of the Fund.

	The Contract provides that it will continue in effect from year to year if continuation is specifically approved annually by a vote of a majority of the outstanding voting securities of the Fund. Continuance of the Contract must also be approved annually by the Board of Directors including a majority of Directors who are not parties to the Contract or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Fund may terminate the Contract on sixty days written notice to the Adviser without payment of any penalty, provided such termination is approved by the Board of Directors or by a majority of the outstanding voting securities. The Adviser may terminate the Contract by notifying the Fund in writing at least sixty days before the date of the annual shareholder meeting that continuation of the Contract is not desired. The Contract will be automatically and immediately terminated in the event of its assignment by the Adviser.

	As compensation for its investment management services to the Fund, the Adviser receives monthly compensation at the annual rate of 1% of the average daily net assets of the Fund. The fee is computed daily by multiplying the net assets for a day by 1% and dividing the result by 365. At the end of the month, the daily fees are added and the resulting amount paid to the Adviser.

	The Fund paid the Adviser $976,110 in fees in 1996, $787,039 in 1995, and $562,887 in 1994.

EXPENSE LIMITATION

	Under the Contract, the Adviser's fee is to be reduced in any fiscal year by any amount necessary to prevent Fund expenses and liabilities (excluding taxes, interest, brokerage commissions and extraordinary expenses, determined by the Fund or the adviser, but inclusive of the Adviser's fee) from exceeding 2% of the average daily net assets of the Fund. In any month that the Fund's expenses and liabilities exceed 2%, the

Adviser's fee will be reduced so that expenses and liabilities will be 2%. Although the Fund expects to maintain expenses within 2% of its average daily net assets, the Adviser will not be responsible for additional expenses exceeding its advisory fee. Once the net assets of the Fund exceed $100 million, the expense limitation will be 1.5%. The Fund has not used the expense limitation since 1985. In 1996, the Fund's ratio of expenses to average net asests was 1.21%.

DIRECTORS AND OFFICERS

	The directors and executive officers of the Fund and their principal occupations for the past five years are set forth below:

Name, Age, Position
       and Address       	Principal Occupation for the Past Five
Years
*Robert E. Killen (56)	Director of Westmoreland Coal Co. (a
mining company) since
President & Director	July 1996.  Director and Shareholder,
Berwyn Financial Services
1199 Lancaster Avenue	Corp., a financial services company
(registered as a broker-dealer
Berwyn, Pennsylvania	with the Securities and Exchange
Commission ("SEC") since
			December, 1993 and a member of the
National Association of
			Securities Dealers, Inc. (the "NASD")
since July, 1994) since
			October, 1991.  President and Director
of Berwyn Income Fund,
			Inc. (a registered investment company
managed by the Adviser)
			since December 1986.  Chariman , CEO
and Sole Shareholder of
			the Adviser (an investment advisory
firm) since April 1996.
			President, Treasurer, Director and Sole
Shareholder of the Adviser
			from September 1982 to March 1996.

Denis P. Conlon (48)	Director of Berwyn Income Fund, Inc.,
since June 1992.
Director		President and CEO of CRC Industrial (a
worldwide
1282 Farm Road	manufacturer) since September 1996.  Vice President,
Corporate
Berwyn, Pennsylvania	Development, Berwind Corporation
(diversified manufacturin		and financial company) from 1990
SEPTEMBER 1996
*Anthony N. Carrelli (47)	Director of Berwyn Income Fund, Inc.
since December 1996.
Director		Vice President of the Adviser since
August 1986.
1189 Lancaster Avenue
Berwyn, Pennsylvania

William H. Vonier (68)	Director of The Berwyn Fund, Inc. since
June 1992.  Independent
Director		Consultant in Sales and Marketing since
1989.
348 Valley View Lane
Chester Springs,  Pennsylvania

*Kevin M. Ryan (49)	President, Treasurer, Director and
Shareholder of Berwyn
Secretary-Treasurer	Financial Services Corp. (registered as
a broker-dealer with the
and Director		the SEC since December, 1993 and a
member of the NASD since
1199 Lancaster Avenue	July, 1995) since October 1991.
Registered Principal with
Berwyn Pennsylvania	Securities America, Inc. (a broker-
dealer) from March 1993 to
			August 1994.  Secretary and Treasurer
of Berwyn Income Fund,
			Inc. since 1986.  Director of Berwyn
Income Fund, Inc. from
			December 1986 to January 1995.  Counsel
to the Adviser since
			September 1985.

*Robert E. Killen, Anthony N. Carrelli and Kevin M. Ryan are "interested persons" of the Fund, as defined in the 1940 Act (the "Interested Directors"). Robert E. Killen is Chairman, CEO and sole shareholder of the Adviser. He is also a Director and owner of 1/3 of the outstanding shares of Berwyn Financial Services Corp., a broker-dealer. Anthony N. Carrelli is a Vice President of the Adviser.
Kevin M. Ryan is legal counsel to the Adviser and he is an Officer, Director and the Owner of 1/3 of the outstanding shares of Berwyn Financial Services Corp. In addition, Robert E. Killen and Kevin M. Ryan are brothers-in-law. Berwyn Financial Services Corp. serves as the distributor for the Fund's shares in certain jurisdictions. (See "Portfolio Transactions and Brokerage Commissions" and "Distributor" for further information on Berwyn Financial.)

Messrs. Conlon and Vonier are the Directors of the Fund who are not "interested persons" of the Fund as defined in the 1940 Act (the "Independent Directors") and are paid a fee of $400 for each Board or Committee meeting attended and are reimbursed by the Fund for any travel expenses. If a Board and Committee meeting are held on the same date, the Independent Directors receive only one fee. Messrs. Conlon and Vonier also serve as Independent Directors of Berwyn Income Fund, Inc. (another registered investment company managed by the Adviser). The Fund has not adopted a pension or retirement plan or
any other plan that would afford benefits to its Directors.    The
Fund paid each Independent Director a fee of $1,600 in 1996. Officers of the Fund are not paid compensation by the Fund for their work as Officers and no fees are paid to Interested Directors for the performance of their duties. (See "Management of the Fund" in the Prospectus for a discussion of management responsibilities of the Board and Officers.)

OWNERSHIP OF THE FUND

	As of March 31, 1997, there were 4,380,444 shares of the Fund outstanding. Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA was the record owner of 22% of the outstanding shares. National Financial Services Corp., One World Financial Center, 200 Liberty
Street, New York, NY was the record owner of 6.4% of the outstanding shares. The records of the Fund do not indicate that any individual owned more than 5% of the outstanding shares of the Fund. As of March 31, 1997, the Directors and Officers as a group, owned beneficially and of record 226,221 shares of the Fund. This amount constituted 5.2% of the outstanding shares.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

	Subject to policy established by the Fund's Board of Directors, the Adviser is responsible for the Fund's portfolio decisions and the buying and selling of the Fund's portfolio securities. In executing such transactions, the Adviser seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities and capabilities of the firm involved. While the Adviser generally seeks reasonably competitive commission rates, the Adviser is authorized to pay a broker a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker.

	The Adviser may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which in the opinion of the Board, are reasonable and necessary to the decision making responsibilities of the Adviser for the Fund. The services provided by these brokerage firms may also be used in dealing with the portfolio transactions of the Adviser's other clients and not all such services may be used by the Adviser in connection with the Fund.
Those services may include economic studies, industry studies, security analysis or reports, sales literature of the Fund's portfolio securities and statistical services furnished either directly to the Fund or to the Adviser. Consideration will be given to brokers who have assisted in the distribution of shares of the Fund. No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Adviser.

	The Board has adopted procedures under Rule 17e-1 of the 1940 Act that permit the portfolio transactions to be executed through affiliated brokers. In 1994, 1995 and 1996, the Fund used an affiliated broker. The affiliated broker was Berwyn Financial Services Corp. ("BFS"). BFS is affiliated with the Fund by reason of the fact that Officers and Directors of the Fund and the Adviser are Officers, Directors and Shareholders of BFS. In addition, BFS serves as the distributor for the Fund's shares in certain jurisdictions pursuant to written agreement.

	In 1996, the Fund paid a total of $187,169 in commissions to BFS. This amount represents 62% of the total commissions paid by the Fund in 1996. The percentage of the Fund's aggregate dollar amount of transactions involving the payment of commissions effected through BFS was 77%.

	In 1995, the Fund paid a total of $246,121 in commissions to BFS. This amount represents 73% of the total commissions paid by the Fund in 1995. The percentage of the Fund's aggregate dollar amount of transactions involving the payment of commissions effected through BFS was 79%.

	In 1994, the Fund used two affiliated brokers. During the first eight months of fiscal year 1994, the affiliated broker used by the Fund was Securities America, Inc. ("America"). America was affiliated with the Fund by reason of the fact that David C. Dameron and Kevin M. Ryan, persons affiliated with the Fund and the Adviser, were registered representatives with America and had portfolio transactions executed for the Fund through America. During the last four months of the 1994 fiscal year, the affiliated broker used by the Fund was BFS.

	In 1994, the Fund paid a total of $61,127 in commissions to America and $58,066 in commissions to BFS. The percentage of the Fund's total brokerage commissions paid to America and BFS was 29% and 28%, respectively. The total commissions paid to such affiliated brokers were $119,193. This amount represents 57% of the total commissions paid by the Fund in 1994. The percentage of the Fund's aggregate dollar amount of transactions involving the payment of commissions effected through America was 33% and through BFS was 31%.

	The Fund paid brokerage Commissions of $303,958 in 1996, 335,153 in 1995, and $208,859 in 1994. The increase in brokerage commissions from 1994 to 1995 was due primarily to an increase of investment in the Fund. The level of trading done in 1996 was similar to the level in 1995 and the amount paid in brokerage commissions was approximately the same.

	The Adviser has other advisory clients which include individuals, trusts, pension and profit sharing funds, some of which have similar investment objectives to the Fund. As such, there will be times when the Investment Adviser may recommend purchases and/or sales of the same portfolio securities for the Fund and its other clients. In such circumstances, it will be the policy of the Investment Adviser to allocate purchases and sales as well as expenses incurred in the transactions among the Fund and its other clients in a manner which the Investment Adviser deems equitable, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell or the price at which such security can be purchased or sold.

COMPUTATION OF NET ASSET VALUE

	(See also "Computation of Net Asset Value" in the Prospectus). The net asset value per share of the Fund is determined by dividing the total value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. Net asset value per share is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") (ordinarily 4:00 p.m. Eastern Time) on each day that the Exchange is open and is effective as of the time of computation.

SHARE PURCHASES

	(See also "Share Purchases" in the Prospectus)

	The Fund's shares are offered for sale on a continuous basis except that the Fund will not accept new shareholder accounts whenever its net assets are over $100,000,000. There is no sales load. The offering price of shares of the Fund is the net asset value per share next determined after receipt by the Transfer Agent of the order for purchase of shares. The value of the shares can be expected to fluctuate daily.

DISTRIBUTOR

	BFS Corp., a broker-dealer registered with the SEC, is the current distributor of the Fund's shares, pursuant to a selling agreement which became effective on July 25, 1994 (the "Selling Agreement"). Under the Selling Agreement, BFS is the non-exclusive agent in certain jurisdictions for the Fund's continuous offering of shares. Shares of the Fund are offered to the public at net asset value, without the imposition of a sales load. The jurisdictions in which BFS is the distributor are Arizona, Arkansas, Florida, Maryland, North Dakota, Nebraska, Texas, Vermont and West Virginia.

The Selling Agreement provides that it will continue in effect from year to year only so long as such continuance is approved at least annually by the Fund's Board of Directors and by the vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by vote cast in person at a meeting called for the purpose of voting on such approval. The Selling Agreement will terminate automatically in the event of its assignment.

	REDEMPTION OF SHARES

	(See "Redemption of Shares" in the Prospectus).

	The Fund will redeem all full and fractional shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after receipt of proper notice of redemption. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.

	The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, under which the Fund is obligated to redeem the shares of any shareholder solely in cash up to the lesser of 1% of the net asset value of the Fund or $250,000 during any 90-day period. Should any shareholder's redemptions exceed this limitation, the Fund can, at its sole option, redeem the excess in cash or in portfolio securities selected solely by the Fund (and valued as in computing net asset value). In these circumstances, an investor that receives and sells such portfolio securities would probably incur a brokerage charge and there can be no assurance that the price realized by an investor upon the sale of such portfolio securities will not be less than the value used in computing net asset value for the purpose of such redemptions.

CALCULATION OF PERFORMANCE DATA

	The average annual total returns of the Fund for one year, five years and ten years ended December 31, 1996 are listed below:

One Year:            14.4%
Five Years:          16.0%
Ten Years:           12.8%

	The one year performance is for the period January 1, 1996 to December 31, 1996. The five-year period runs from January 1, 1992 to December 31, 1996 and the ten year-period runs from January 1, l987 to December 31, 1996. To obtain the performance listed above, the Fund computed its average total return for each period of time. The Fund made this calculation by first determining the total return for a period and then using an exponential function based upon the number of years involved to obtain an average.

	The total return for a period is calculated by determining the redeemable value of a $1,000 initial investment made at the beginning of the period, with dividends and capital gains reinvested on the reinvestment date, on the last day of the period and dividing the value by $1,000. The average annual total return for the period is calculated by taking the total return for the period and determining the annual average by using an exponential function based upon the number of years and any fraction thereof in the period. In addition to an average annual total return, the Fund calculates its total return on a calendar year basis. Listed below are the Fund's total returns for each calendar year from 1985 - 1996:

			January 1, 1985  -	December 31, l985	23.6%
			January 1, 1986  -	December 31, l986	14.6%
			January 1, 1987  -	December 31, l987	2.9%
			January 1, 1988  -	December 31, l988	21.6%
			January 1, 1989  -	December 31, l989	16.5%
			January 1, 1990  -	December 31, 1990	-23.9%
			January 1, 1991  -	December 31, 1991	43.7%
			January 1, 1992  -	December 31, 1992	20.6%
			January 1, 1993  -	December 31, 1993	22.9%
			January 1, 1994  -	December 31, 1994	3.9%
			January 1, 1995  -	December 31, 1995	19.2%
			January 1, 1996  -	December 31, 1996 	14.4%

	The Fund calculates the total return for a calendar year by determining the redeemable value of $1,000 investment made at the beginning of the year with dividends and capital gains reinvested on the reinvestment date, on last day of the year and dividing that value by $1,000.

	Annual average total return and the total returns for calendar year are based on historical performance and are not intended as an indication of future performance.

GENERAL INFORMATION

The Fund

	The Fund is a Pennsylvania corporation organized on February 18, 1983. Since May 4, 1984, the Fund has been offering its shares for sale to the public. The Fund has authorized capital of 20,000,000 shares of common stock of $1 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Fund shares do not have cumulative voting rights.

Custodian

	Wilmington Trust Company, Rodney Square North, 1100 North Market Street, Wilmington, DE 19890-0001 is the custodian for the Fund. The custodian holds all securities and cash owned by the Fund and collects all dividends and interest due on the securities.

Independent Accountants

	Price Waterhouse LLP, 30 South 17th Street, Philadelphia,
Pennsylvania, has been selected as the independent accountants for the Fund by the Board of Directors. Price Waterhouse LLP performs an annual audit of the financial statements of the Fund.

Tax Status

	The Fund intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended. (See "Dividends, Capital Gains, Distributions and Taxes" in the Prospectus for a discussion of the tax status of the Fund and the consequences to its shareholders.)

Litigation

	The Fund is not involved in any litigation or other legal proceedings.

FINANCIAL STATEMENTS

	The Fund's audited financial statements and notes thereto for the year ended December 31, 1996 and the unqualified report of Price Waterhouse LLP, Fund's independent accountants, are included in the Fund's 1996 annual report to shareholders which are incorporated by reference in this statement of additional information. An investor may obtain a copy of the annual report by writing to the Funds or calling (800) 992-6757.

APPENDIX A

DEFINITIONS OF STANDARD & POOR'S BOND RATINGS



	Standard  Poor's gives ratings to bonds that range from AAA to
D. Definitions of these ratings are set forth below. The Fund may invest in bonds with any of these ratings.

AAA	Debt rated AAA has the highest rating assigned by Standard
Poor's. Capacity to pay interest and repay principal is extremely strong.

AA	Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A	Debt rated A has a strong capacity to pay interest and principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits
adequate protection parameters, adverse economic conditions or
changing circumstances are more likely to    lead to a weakened
capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B,
CCC, CC
	Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree to speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C	The rating C is reserved for income bonds on which no interest is being paid.

D	Debt rated D is in default, and payment of interest and/or
repayment of principal is in
	arrears.












APPENDIX B

MOODY'S BOND RATINGS


	Moody's give ratings to bonds that range from Aaa to D.
Definitions of these ratings are set forth below. The Fund may invest in bonds with any of these ratings.

Aaa	-	These bonds are judged to be of the best quality.  They carry the smallest degree of
			investment risk.  Interest payments are protected by a large or by an exceptionally
			stable margin and principal is secure.

Aa	-	These bonds are judged to be of high quality by all
standards.  They are rated lower
			than the best bonds because margins of protection may not be as large as in Aaa
			securities or fluctuation of protective elements may be of
greater amplitude or there
			may be other elements present which make the long-term risks appear somewhat larger
			than in Aaa securities.

A	-	These are bonds which possess many favorable investment
attributes and are to be
			considered as upper medium grade obligations.  Factors giving security to principal and
			interest are considered adequate but elements may be present which suggest a
			susceptibility to impairment sometime in the future.

Baa	-	These bonds are considered as medium grade obligations, i.e., they are neither highly
			protected nor poorly secured.  Such  bonds lack outstanding
investment characteristics
			and in fact have speculative characteristics as well.

Ba	-	These are bonds judged to have speculative elements; their
future cannot be considered
			as well assured.  Uncertainty of position characterizes bonds in this class.

B	-	These bonds generally lack characteristics of the desirable
investment.  Assurance of
			interest and principal payments or of maintenance of other terms of the contract over
			any long period of time may be small.

Caa	-	These are bonds of poor standing.  Such issues may be in
default or there may be
			present elements of danger with respect to principal or interest.

Ca	-	These bonds represent obligations which are speculative in a high degree.  Such issues
			are often in default or have other market shortcomings.

C	-	These are the lowest rated class of bonds and issues so rated can be regarded as having
			extremely poor prospects of ever attaining any real investment standing.


PART C

Item 24

(a)  Financial Statements:

	The Financial Statements, including the Financial Highlights, and the notes thereon and the Report of Independent Accountants in the 1996 Annual Report to Shareholders are incorporated by reference into Part A and Part B of this Registration Statement. The Financial Statements incorporated by reference include the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Statement of Investments, and Notes to Financial Statements. The Financial Highlights of the Fund are also included in Part A.

(b)  Exhibits:

1.	A copy of the Articles of Incorporation were filed in a
registration statement on May
		2, 1984 and is incorporated herein by this reference.

2.	A copy of the amended bylaws was filed in the Registrant's
registration statement
		(File #2-88860) on 3/01/94 and is incorporated herein by this reference.

3.	Not applicable.

4.	A copy of the security being issued was included in the
1940 Act registration, filed
		October 25, 1983, File #811-3890, as Exhibit #3 and is incorporated herein by this
		reference.

5.	A copy of the amended investment advisory contract was
filed in the Registrant's
		registration statement (File #2-88860) on 3/01/94 as Exhibit #2 and is incorporated
		herein by this reference.

6.	A copy of the Selling Agreement between the Fund and Berwyn
Financial Services
		Corp. herein was filed in the Registrant's registration statement (File #2-88860) on
		3/01/94 and is incorporated herein by this reference.

7.	Not applicable.

8.	A copy of the new custody agreement was filed in the
Registrant's registration
		statement (File #2-88860) on 3/01/94 and is incorporated herein by this reference.

9.	Not applicable.

10.	The opinion and consent of counsel was filed with the
Fund's Rule 24f-2 notice on
		03/12/97 and is incorporated herein by this reference.

11.	Consent of Price Waterhouse LLP is included herein as
Exhibit #11.

12.	Not applicable.

13.	Not applicable.

14.	A copy of the updated Individual Retirement Account
Application and Disclosure
		Form, SEP Information Booklet and the revised Prototype
Defined Contribution
		Retirement Plan and Trust Agreement were filed as part of the post effective
		amendment to the Fund's registration statement (File #2-
88860) on April 8,
		1991 and is incorporated herein by this reference.

15.	Not applicable.

16.	Schedules for computation of each performance figure are
included as Exhibit #16.

17.	Financial Data Schedule is filed herewith as Exhibit 27.

18.	Not applicable.

Item 25

	The Registrant is not under common control with any person and the Registrant does not control any person directly or indirectly.

Item 26

	The following is a list of the number of record holders of each class of the Registrant's securities as of March 31, 1997:

	(1)		(2)
	Title of Class	Number of Record Holders

	Common Stock	1,814

Item 27

	Article XVI of the Registrant's by laws sets forth the rules on indemnification of officers and directors. There will be no indemnification of a director or officer from any judgment, verdict or settlement resulting from liability to the corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (the foregoing referred to as "Disabling Conduct'). The following methods will be used to determine if a director or officer is guilty of Disabling Conduct: (a) a final decision on the merits by a court or other body before whom a proceeding was brought, or (b) a reasonable determination based upon a review of the facts, by independent legal counsel in a written opinion, that the director or officer was not liable on the basis of Disabling Conduct. If there were no Disabling Conduct, a director or officer would be entitled to indemnification for expenses and for any judgment, verdict or settlement.

Item 28

	Robert E. Killen, President and Director of the Registrant, is Chairman and CEO of The Killen Group, Inc. (the "Adviser") the investment adviser to the Registrant. Mr. Killen is

President and a Director of Berwyn Income Fund, Inc., a registered investment company having the same investment adviser as the Registrant. He is a Director and Shareholder of Berwyn Financial
Services Corp. ("BFS"), a registered broker-dealer.

	Edward A. Killen II is Vice President and a Director of the Adviser and a Director of Berwyn Income Fund, Inc. He is also a
Director, Officer and Shareholder of BFS.

	For information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of the Adviser is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, employer, partner or trustee of the Adviser, reference is made to the Adviser's Form ADV (File #801-18770) currently on file with the Securities and Exchange Commission as required by the Investment Advisers Act of 1940, as amended.

Item 29

	(a) Berwyn Financial Services Crop. also serves as the distributor for the Berwyn Income Fund, Inc., in certain jurisdictions.

	(b)
		Positions and Offices
Name and Principal      	with Berwyn Financial	Positions and Offices
Business Address        	Services Corp.	with the Fund

Robert E. Killen       	Director and Shareholder    	President and Director
1199 Lancaster Ave.
Berwyn, PA

Kevin M. Ryan           	President, Treasurer       	Secretary, Treasurer
1199 Lancaster Ave.     	and Director               	and Director
Berwyn, PA

Item 30

	Accounts, books and other documents that are required to be maintained under Section 31(a) of the Investment Company of 1940 Act, as amended, and regulations thereunder will be maintained in the possession of Kevin M. Ryan at 1189 Lancaster Avenue, Berwyn,
Pennsylvania.

Item 31

	Not applicable

Item 32

	(a)  Not applicable.

	(b)  Not applicable.

(c) The Registrant has placed information required by Item 5A in the latest annual report to shareholders and undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

SIGNATURES



	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Berwyn and State of Pennsylvania on the 28th day of April, 1997.

The Berwyn Fund, Inc.
Registrant


BY:  Robert E. Killen
        Robert E. Killen, President

	Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature		Title	Date



Robert E. Killen                     	President and Director	4/28/97
Robert E. Killen



Kevin M. Ryan                       	Secretary, Treasurer,	4/28/97
Kevin M. Ryan	and Director



Anthony N. Carrelli                	Director	4/28/97
Anthony N. Carrelli



Denis P. Conlon                     	Director	4/28/97
Denis P. Conlon



William H. Vonier                   	Director	4/28/97
William H. Vonier


SIGNATURES


	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Berwyn and State of Pennsylvania on the 28th day of April, 1997.

The Berwyn Fund, Inc.
Registrant


BY: _________________________
       Robert E. Killen, President


	Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature		Title          	Date



____________________________	President and Director	4/28/97
Robert E. Killen



____________________________	Secretary, Treasurer	4/28/97
Kevin M. Ryan	and Director



____________________________	Director	4/28/97
Anthony N. Carrelli



____________________________	Director	4/28/97
Denis P. Conlon



____________________________	Director	4/28/97
William H. Vonier



36